CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD	CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD
Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements.
Regulation S-X requires that condensed financial information of the registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries means that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.
The Company performed a test on the restricted net assets of consolidated subsidiaries and concluded the restricted net assets exceed 25% of the consolidated net assets of the Company as of December 31, 2021. As of December 31, 2021, VEON Ltd. had restricted net assets of 102%, compared to 390% in 2020, of total net assets. The Company is subject to legal restrictions to distribute accumulated profits from Algeria by virtue of local shareholding agreement (i.e. it is allowed only to distribute 42.5% of current year profit), and the rest is restricted. The relative change in restriction was primarily due to the impairment of our Russia and Kyrgyzstan CGU’s (refer to Note 11) in 2020, as well as the devaluation of exchange rates in the countries in which VEON operates (refer to Note 1), thus lowering the book value of consolidated net assets of the Company relative to an unchanged share of the restricted assets. Accordingly, separate condensed financial statements of VEON Ltd. have been prepared, in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X. The restricted net assets in Algeria have no implications on the Company’s ability to pay dividends.
The separate condensed financial statements should be read in conjunction with the Company’s consolidated financial statements and the accompanying notes thereto.
The separate condensed financial statements have been prepared in accordance with Title 9 of Book 2 of the Dutch Civil Code. In accordance with the provisions of Article 362, paragraph 8, Title 9 of Book 2 of the Dutch Civil Code the accounting policies used are the same as those explained in the Notes to the Consolidated Financial Statements, prepared under IFRS, except for the accounting policy disclosed below.
The ‘Equity’ and ‘Profit / (loss) for the year’ shown in the separate condensed financial statements below are equal to the ‘Equity’ and ‘Profit / (loss) for the year’ which are attributable to the owners of the parent within the Company’s consolidated financial statements.
Subsidiaries
Subsidiaries are all entities (including intermediate subsidiaries) over which the Company has control. The Company controls an entity when it is exposed, or has rights, to variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power over the subsidiary. Subsidiaries are recognized from the date on which control is transferred to the Company or its intermediate holding entities. They are de-recognized from the date that control ceases.
Investments in subsidiaries are measured at net asset value. Net asset value is based on the measurement of assets, provisions and liabilities and determination of profit based on the principles applied in the consolidated financial statements. If the valuation of a subsidiary based on the net asset value is negative, it will be stated at nil. If and insofar as the Company can be held fully or partially liable for the debts of the subsidiary or has the firm intention of enabling the participation to settle its debts, a provision is recognized for this.
Newly acquired subsidiaries are initially recognized on the basis of the fair value of their identifiable net assets at the acquisition date. For subsequent valuations, the principles that apply for these financial statements are used.
The amount by which the carrying amount of the subsidiary has changed since the previous financial statements as a result of the net result achieved by the subsidiary is recognized in the income statement.
Condensed statement of financial position:
As of December 31

	2021	2020	2019
Non-current assets
Intangible assets	6	8	10
Tangible fixed assets	3	8	15
Financial fixed assets	690	138	1,152
Total non-current assets	699	154	1,177
Total current assets	119	320	393

Total assets	818	474	1,570

Equity	586	163	1,226
Total liabilities	232	311	344

Total equity and liabilities	818	474	1,570
Condensed income statement:
for the years ended December 31

	2021	2020	2019
Selling, general and administrative expenses	(86)	(101)	(160)
Other operating gains	—	—	350
Recharged expenses to group companies	(11)	3	21

Operating (loss) / profit	(97)	(98)	211
Finance income and (costs)	2	(2)	6
Share in result of subsidiaries after tax	773	(249)	404
Income tax	(4)	—	—
Total non-operating income and expenses	772	(251)	410

Profit / (loss) for the year	674	(349)	621

Condensed statements of comprehensive income:
for the years ended December 31

	2021	2020	2019
Total comprehensive (loss) / profit for the year, net of tax	—	(800)	733

Condensed statement of cash flows:
for the years ended December 31

	2021	2020	2019

Net cash flows from operating activities	(27)	(13)	(213)

Investing activities
Receipt of dividends	—	—	—
Receipt of capital surplus from a subsidiary	(1)	317	650
Other cash flows from investing activities	3	—	101
Net cash flows used in investing activities	2	317	751

Financing activities
Proceeds from borrowings net of fees paid	—	—	—
Repayment of borrowings	—	—	—
Dividends paid to equity owners of the parent	—	(260)	(522)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	—	(260)	(522)

Net increase (decrease) in cash and cash equivalents	(25)	44	16
Net foreign exchange difference	—	—	—
Cash and cash equivalents at beginning of period	79	35	19
Cash and cash equivalents at end of period	54	79	35

As of December 31, 2021, 2020 and 2019 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Amsterdam, April 29, 2022
VEON Ltd.